Trade and other receivables - Changes in the ECL allowances (Details) - Trade and other receivables - Expected credit loss allowance / Impairment - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in the ECL allowances
ECL allowance as of beginning of the period	₽ (1,016)	₽ (509)	₽ (284)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(991)	(603)	(262)
Amounts written off	216	96	37
Assets held for sale	1,715
ECL allowance as of end of the period	₽ (76)	₽ (1,016)	₽ (509)